Goodwill and Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011 U.S. Pawn Operations [Member]	Sep. 30, 2010 U.S. Pawn Operations [Member]	Sep. 30, 2011 EZMONEY Operations [Member]	Sep. 30, 2010 EZMONEY Operations [Member]	Sep. 30, 2009 EZMONEY Operations [Member]	Sep. 30, 2011 Empeno Facil [Member]	Sep. 30, 2010 Empeno Facil [Member]
Changes in the carrying value of goodwill, by segment
Beginning Balance	$ 117,305	$ 100,719	$ 110,255	$ 94,192	$ 0	$ 0	$ 0	$ 7,050	$ 6,527
Acquisitions	56,790	15,871	53,642	15,871				3,148
Post-closing purchase price allocation adjustments for prior year acquisitions		192		192
Effect of foreign currency translation changes	(889)	523						(889)	523
Ending Balance	$ 173,206	$ 117,305	$ 163,897	$ 110,255	$ 0	$ 0	$ 0	$ 9,309	$ 7,050